ING MUTUAL FUNDS

ING Foreign Fund

(“Fund”)

Supplement dated September 14, 2007 to the

Class A, Class B, and Class C Prospectus and Class I and Class Q Prospectus

(collectively “Prospectuses”) each dated February 28, 2007

On September 12, 2007, ING Investments, LLC, the Fund’s investment adviser, has implemented a waiver to reduce the Fund’s management fee effective July 31, 2007.

The Prospectuses are hereby revised as follows:

1.                 The information relating to the Fund in the table entitled “Operating Expenses Paid Each Year by the Funds” under the section entitled “What You Pay to Invest” beginning on page 42 of the Class A, Class B, and Class C Prospectus is hereby deleted and replaced with the following:

Class A

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)		Net Fund Operating Expenses
ING Foreign	1.00%	0.25%	0.33%	0.01%	1.59%	0.07	%(12)	1.66%

Class B

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)		Net Fund Operating Expenses
ING Foreign	1.00%	1.00%	0.33%	0.01%	2.34%	0.07	%(12)	2.41%

Class C

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)		Net Fund Operating Expenses
ING Foreign	1.00%	1.00%	0.33%	0.01%	2.34%	0.07	%(12)	2.41%

2.                 The following footnote is added following the table entitled “Operating Expenses Paid Each Year by the Fund” in the section entitled “What You Pay To Invest” on page 44 of the Class A, Class B and Class C Prospectus:

(12)     ING Investments, LLC, the Adviser, has contractually agreed to waive a portion of the advisory fee for ING Foreign Fund. Based upon net assets as of August 31, 2007, the advisory fee waiver for the Fund would be less than (0.005%). This advisory fee waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ING Investments, LLC elects to renew it.

3.             The information relating to the Fund in the table entitled “Operating Expenses Paid Each Year by the Funds” under the section entitled “What You Pay to Invest” beginning on page 36 of the Class I and Class Q Prospectus is hereby deleted and replaced with the following:

Class I

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)		Net Fund Operating Expenses
ING Foreign	1.00%	N/A	0.28%	0.01%	1.29%	0.07	%(12)	1.36	%(8)

Class Q

Fund	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses(2)	Acquired Fund Fees and Expenses(3)	Total Fund Operating Expenses(4)	Waivers, Reimbursements and Recoupments(5)		Net Fund Operating Expenses
ING Foreign	1.00%	0.25%	0.28%	0.01	1.54%	0.07	%(12)	161%

4.             The following footnote is added following the table entitled “Operating Expenses Paid Each Year by the Fund” in the section entitled “What You Pay To Invest” on page 37 of the Class I and Class Q Prospectus:

(12)     ING Investments, LLC, the Adviser, has contractually agreed to waive a portion of the advisory fee for ING Foreign Fund. Based upon net assets as of August 31, 2007, the advisory fee waiver for the Fund would be less than (0.005%). This advisory fee waiver will continue through at least May 1, 2009. There is no guarantee that this waiver will continue after this date. This agreement will only renew if ING Investments, LLC elects to renew it.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

ING MUTUAL FUNDS

ING Foreign Fund

ING Global Value Choice Fund

(each a “Fund” and collectively “Funds”)

Supplement dated September 14, 2007

to the Class A, Class B, Class C, Class I, Class O and Class Q

Statement of Additional Information (“SAI”) dated February 28, 2007

ING Foreign Fund

On September 12, 2007, the Board of Trustees of the Fund approved a change in the Fund’s advisory and sub-advisory fee effective July 31, 2007.

The SAI is hereby revised as follows:

1.               The information relating to the Fund on page 124 of the SAI, in the sub-section entitled “Advisory Fees” under the section “Advisers” is revised as follows:

Fund	Annual Adviser Fee
Foreign(2)	1.00% on the first $500 million; 0.90% thereafter

(2)          Pursuant to a waiver, ING Investments, LLC has agreed to lower the advisory fee for ING Foreign Fund so that advisory fees payable to ING Investments, LLC will be waived in amounts equal to 50% of the savings to ING Investments, LLC resulting from the implementation of sub-advisory fee reductions for the period from July 31, 2007 through May 1, 2009 for this Fund. There is no guarantee that this waiver will continue after these dates. This agreement will only renew if ING Investments, LLC elects to renew it.

2.               The information relating to the Fund on page 130 of the SAI, in the sub-section entitled “Sub-Advisory Fee” under the section entitled “Sub-Advisers” is deleted and replaced with the following row:

Fund	Annual Sub-Advisory Fee
Foreign(1)	0.45% on first $500 million, When assets are greater than $500 million, the fee schedule resets as indicated below: 0.40% on all assets

ING Global Value Choice Fund

On September 12, 2007, the Board of Trustees of the Fund has approved a change in the Fund’s sub-advisory fee effective September 28, 2007.

The SAI is hereby revised as follows:

1.               The information relating to the Fund on page 131 of the SAI, of the sub-section entitled “Sub-Advisory Fee” under the section entitled “Sub-Advisers” is deleted and replaced with the following:

Fund	Annual Sub-Advisory Fee
Global Value Choice	0.50% on all assets

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE